TRUE GOLD BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2023
TRUE GOLD BUSINESS COMBINATION

NOTE 3 – TRUE GOLD BUSINESS COMBINATION

On October 3, 2023 (acquisition date), the Company signed an agreement with True Gold Consortium Pty Ltd. (“TrueGold”) shareholders to acquire an additional 7.5% which will increase the Company’s holdings to 51.9% in TrueGold and result in the Company’s gain control over TrueGold. TrueGold uses the Company’s advanced next-generation technology to invisibly mark and store multiple data types at a molecular level as well as its blockchain digital platform. This strategic transaction through gaining control of TrueGold diversifies the Company’s operations into TrueGold’s pioneering ventures in research and development and revenue commercialization.

The Company previously held 44.4% of the shares of TrueGold which, up to the acquisition date and the beginning of consolidation, were treated as an investment in a joint venture which accounted for under the equity method. At the time the transaction was completed and control was obtained, the balance of the investment was remeasured at fair value of $22,164 and a gain was recognized in the amount of $22,164, which was recorded in the statement of comprehensive loss (the carrying amount of the previous investment in TrueGold was approximately nil). This fair value amount was added to the consideration transferred for the calculation of goodwill, as described below.

The Company has elected to measure the non-controlling interests in TrueGold at full fair value which includes also the non-controlling interests’ share in the entire goodwill of TrueGold. The fair value of the non-controlling interests in TrueGold was based on the fair value of TrueGold as a whole, as described above, and was estimated using the discounted cash flow method of the income approach, as TrueGold is a private company and therefore quoted market prices of its share were unavailable. The fair value has been determined by management with the assistance of a valuation performed by an external and independent valuation specialist using valuation techniques and assumptions as to estimates of projected net future cash flows of TrueGold and estimate of the suitable discount rate for these cash flows. The significant assumptions used in estimating the fair value of TrueGold are:

1.	After-tax net cash flow discount rate (weighted average cost of capital) of 24.8%.
2.	Terminal value cash flow multiple of 4.59 and terminal growth rate of 3%.
3.	Discount for lack of marketability of 25.2% (or $11.17), resulting in a fair value of $33.12 per ordinary share of TrueGold).

The total cost of the business combination comprised a full forgiveness of the outstanding payables from TrueGold to the Company which amounted to AUD 475 (approximately $307) at acquisition date. The calculating of any goodwill upon acquisition included also the fair value of the previous investment in TrueGold.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands)

NOTE 3 – TRUE GOLD BUSINESS COMBINATION (CONT.):

The fair value of the identifiable assets and liabilities of TrueGold on the acquisition date:

	US$ in thousands
Cash and cash equivalents		13
Other current receivables		155
Intangible asset (core technology license)		10,449
Trade payables		277

Net identifiable assets		10,340
Non-controlling interests		(20,826)
Goodwill		32,957

Loan to TrueGold	307

Fair value of previous investment	22,164
		22,471

The only intangible asset identified in the purchase price allocation, and recognized as shown in the table above, represents a core technology license that reflects the existence of underlying technology that has value through its continued use or re-use in many products or many generations of a singular product (that is, a product family). As mentioned above, this licensee represents the current right of TrueGold to use the Company’s intellectual property of technology under a license agreement signed in 2020. For the purpose of the purchase price allocation, this right was treated as a reacquired right and accordingly was recognized separately from goodwill and valued on the basis of the remaining contractual term of the related contract, regardless of whether market participants would consider potential contractual renewals. After acquisition, this intangible asset should be amortized in according to its economic useful life. The Company has not yet began amortizing the asset and is assessing the economic useful life of it. See also Note 7.

The goodwill arising from acquisition is attributed to the expected benefits from the synergies of the combination of the activities of the Company and TrueGold. The goodwill recognized is not expected to be deductible for income tax purposes.

From the acquisition date, TrueGold has contributed $155 to the consolidated net loss. If the business combination had taken place at the beginning of the year 2023, the consolidated net loss would have been increased by $692 after elimination the Company’s’ share of TrueGold’s net loss until acquisition date.